Reserves - Dividend distributions - (Details) - USD ($) $ / shares in Units, $ in Thousands																																													12 Months Ended
	Jan. 02, 2018	Nov. 22, 2017	Nov. 16, 2017	Nov. 01, 2017	Oct. 02, 2017	Sep. 14, 2017	Aug. 24, 2017	Aug. 02, 2017	Jul. 03, 2017	May 25, 2017	May 04, 2017	Apr. 03, 2017	Mar. 16, 2017	Mar. 09, 2017	Feb. 16, 2017	Jan. 03, 2017	Nov. 24, 2016	Nov. 17, 2016	Nov. 02, 2016	Oct. 03, 2016	Sep. 14, 2016	Aug. 25, 2016	Aug. 03, 2016	Jul. 01, 2016	May 26, 2016	May 05, 2016	Apr. 01, 2016	Mar. 17, 2016	Mar. 11, 2016	Feb. 24, 2016	Jan. 04, 2016	Nov. 19, 2015	Nov. 17, 2015	Nov. 04, 2015	Oct. 01, 2015	Sep. 18, 2015	Aug. 20, 2015	Aug. 05, 2015	Jul. 01, 2015	Jun. 19, 2015	May 21, 2015	May 05, 2015	Mar. 13, 2015	Feb. 26, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend distributions
Dividend amount paid																																													$ 55,208	$ 55,164	$ 52,457
Common Units/Shares
Dividend distributions
Dividend per share (in dollars per share)				$ 0.14				$ 0.14			$ 0.14				$ 0.14				$ 0.14				$ 0.14			$ 0.14				$ 0.14				$ 0.14				$ 0.14				$ 0.14		$ 0.14
Dividend amount paid		$ 11,291					$ 11,288			$ 11,287			$ 11,278				$ 11,277					$ 11,277			$ 11,277			$ 11,270				$ 11,270					$ 11,270				$ 11,270		$ 11,270
Preference Units/Shares
Dividend distributions
Dividend per share (in dollars per share)			$ 0.546875			$ 0.546875					$ 0.546875			$ 0.546875				$ 0.546875			$ 0.546875					$ 0.546875			$ 0.546875				$ 0.546875			$ 0.546875				$ 0.510417
Dividend amount paid	$ 2,516				$ 2,516				$ 2,516			$ 2,516				$ 2,516				$ 2,516				$ 2,516			$ 2,515				$ 2,515				$ 2,515				$ 2,347